Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Lazard Active ETF Trust
Entity Central Index Key	0002051630
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	Aug. 04, 2025